USAA       9800 Fredericksburg Road
EAGLE      San Antonio, Texas 78288
LOGO (r)

September 24, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:         USAA MUTUAL FUNDS TRUST
INFORMATION STATEMENT ON SCHEDULE 14C (FILE NO. 811-7852)

Ladies and Gentlemen:

Please find enclosed for filing on behalf of USAA Mutual Funds Trust (the Trust), pursuant to the Securities Exchange Act of 1934, as amended, and the regulations thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, a Definitive Information Statement on Schedule 14C, which will mail to shareholders on or about September 24, 2012.

The Information Statement relates to the appointment of Cambiar Investors, LLC and Granahan Investment Management, Inc. as investment subadvisers to the USAA Small Cap Stock Fund, a series of the Trust.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (210) 498-4628.

Sincerely,

                                                                                                       /s/  James G. Whetzel
James G. Whetzel
Assistant Secretary

Enclosure

USAA Asset Management Company